Investment properties_Changes in investment properties (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Reconciliation of changes in investment property [Abstract]
Beginning balance		₩ 280,239,000,000		₩ 378,196,000,000	₩ 371,301,000,000
Beginning balance (2019)				178,910,000,000
Deducted amount at the beginning of the period	[1]			(199,286,000,000)
Changes in investment property [Abstract]
Acquisition		76,588,000,000		70,346,000,000	15,195,000,000
Disposal		(353,000,000)		(193,000,000)	(3,045,000,000)
Depreciation		(2,689,000,000)		(2,225,000,000)	(4,045,000,000)
Transfer		30,431,000,000		32,394,000,000	7,623,000,000
Classified to assets held for sale		0		0	(10,056,000,000)
Foreign currencies translation adjustments		267,000,000		402,000,000	(5,000,000)
Business combination		10,557,000,000		0	0
Others		(7,576,000,000)		605,000,000	1,228,000,000
Ending balance		₩ 387,464,000,000	$ 356,748	₩ 280,239,000,000	₩ 378,196,000,000

[1]	199,286 million Won was deducted from the beginning net carrying amount for the year 2019, as it was reclassified from the investment properties to premises and equipment in the beginning of the period.